UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ShareInVest Research L.P.
Address:    c/o The Millburn Corporation
            1270 Avenue of the Americas
            New York, New York  10020

Form 13F File Number: 28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kenneth P. Pearlman
Title:      Principal of ShareInVest Research L.P.
Phone:      212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman          New York, New York           February 12, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:   $121,627
                                          (thousands)

List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8
          --------                --------       --------    --------        --------       --------    --------      --------
                                                              VALUE        SHRS OR SH/
                                                                              PUT/         INVESTMENT    OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP      (x$1000)   PRN AMT PRN CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
       --------------          --------------     -----      --------   ----------------   ----------   --------  ----  ------  ----
AMERICAN AXLE & MFG HLDGS IN         COM        024061103    3,771      198,600 SH            Sole        N/A          198,600
AMERICAN EAGLE OUTFITTERS NE         COM        02553E106    9,155      293,343 SH            Sole        N/A          293,343
BEST BUY INC                         COM        086516101    1,873      38,075 SH             Sole        N/A          38,075
CARMAX, INC                          COM        143130102    2,421      45,134 SH             Sole        N/A          45,134
CARNIVAL CORP                    PAIRED CTF     143658300    1,506      30,700 SH             Sole        N/A          30,700
CARTER INC                           COM        146229109    2,451      96,100 SH             Sole        N/A          96,100
CENTEX CORP                          COM        152312104    3,770      67,000 SH             Sole        N/A          67,000
CHAMPION ENTERPRISES INC             COM        158496109    1,528      163,200 SH            Sole        N/A          163,200
COACH INC                            COM        189754104    3,888      90,500 SH             Sole        N/A          90,500
COVENANT TRANS INC                   CLA        22284P105    858        75,300 SH             Sole        N/A          75,300
DOLLAR GEN CORP                      COM        256669102    1,200      74,700 SH             Sole        N/A          74,700
EAGLE MATERIALS INC                  COM        26969P108    1,059      24,506 SH             Sole        N/A          24,506
GENCORP INC                          COM        368682100    14         1,000 SH              Sole        N/A           1,000
GENENTECH INC                      COM NEW      368710406    11,237     138,509 SH            Sole        N/A          138,509
HEARTLAND EXPRESS INC                COM        422347104    4,321      287,683 SH            Sole        N/A          287,683
HEELYS INC                           COM        42279M107    32         1,000 SH              Sole        N/A           1,000
INFRASOURCE SVCS INC                 COM        45684P102    1,750      80,400 SH             Sole        N/A          80,400
HUNT J B TRANS SVCS INC              COM        445658107    5,199      250,300 SH            Sole        N/A          250,300
KNIGHT TRANSN INC                    COM        499064103    6,771      397,121 SH            Sole        N/A          397,121
LOWES COS INC                        COM        548661107    4,398      141,200 SH            Sole        N/A          141,200
MAGNA ENTMT CORP                     CLA        559211107    773        171,300 SH            Sole        N/A          171,300
MEDTRONIC INC                        COM        585055106    4,918      91,900 SH             Sole        N/A          91,900
MORTONS RESTAURANT GRP INC N         COM        619430101    83         5,000 SH              Sole        N/A           5,000
OLD DOMINION FGHT LINES INC          COM        679580100    2,354      97,812 SH             Sole        N/A          97,812
QUANTA SVCS INC                      COM        74762E102    7,185      365,300 SH            Sole        N/A          365,300
RARE HOSPITALITY INTL INC            COM        753820109    8,310      252,350 SH            Sole        N/A          252,350
RYANAIR HLDGS PLC                    ADR        783513104    13,598     166,850 SH            Sole        N/A          166,850
STAPLES, INC                         COM        855030102    4,419      165,496 SH            Sole        N/A          165,496
SWIFT TRANSN CO                      COM        870756103    2,201      83,800 SH             Sole        N/A          83,800
TEXAS ROADHOUSE INC                  CLA        882681109    2,811      212,000 SH            Sole        N/A          212,000
THOR INDS INC                        COM        885160101    2,402      54,600 SH             Sole        N/A          54,600
TOLL BROTHERS INC                    COM        889478103    2,066      64,100 SH             Sole        N/A          64,100
URBAN OUTFITTERS INC                 COM        917047102    3,305      143,524 SH            Sole        N/A          143,524

                        TOTAL                                121,627